Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 1,952,482	¥ 1,835,118	¥ 1,972,158
Non-interest expenses		1,039,568	1,154,471	1,168,811
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		367,641	436,220
Other receivables from affiliated companies	[1]	25,074	1,425
Other payables to affiliated companies	[1]	27,648	2,998
Revenues		3,833	1,986	1,677
Non-interest expenses		46,335	44,073	46,632
Purchase of software, securities and tangible assets		¥ 17,716	¥ 13,515	¥ 26,830

[1]	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733mil respectively.